Investment in Operating Leases (Tables)	12 Months Ended
Mar. 31, 2017
Investment in Operating Leases

Investment in operating leases at March 31, 2016 and 2017 consists of the following:

	Millions of yen
	2016	2017
Transportation equipment	¥1,076,697	¥1,144,511
Measuring and information-related equipment	239,262	237,597
Real estate	531,155	451,367
Other	21,343	23,414

	1,868,457	1,856,889
Accumulated depreciation	(542,868)	(566,946)

Net	1,325,589	1,289,943
Accrued rental receivables	23,610	23,221

	¥1,349,199	¥1,313,164

Depreciation and Various Expenses (Insurance, Property Tax and Other) of Operating Lease

Depreciation and various expenses for fiscal 2015, 2016 and 2017 are as follows:

	Millions of yen
	2015	2016	2017
Depreciation expenses	¥177,038	¥184,768	¥185,277
Various expenses	61,119	60,301	58,260

	¥238,157	¥245,069	¥243,537

Minimum Future Rentals Receivable on Non-Cancelable Operating Leases

The minimum future rentals on non-cancelable operating leases due in each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen
2018	¥206,777
2019	141,293
2020	99,764
2021	64,767
2022	39,853
Thereafter	55,866

Total	¥608,320